Prepaid Expense and Other Current Assets (Details) - Schedule of prepaid expense and other current assets - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expense and other current assets [Abstract]
Deferred transaction costs	$ 2,942
Other prepaid expenses	1,504	83
Payroll tax receivable	980	980
Prepaid insurance	56	68
Prepaid rent	58	2
Other current assets	7	1
Total prepaid expense and other current assets	$ 5,547	$ 1,134	$ 1,296